STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2011	$ 51,011	$ 4,813	$ 64,920	$ 4,486	$ 603	$ (23,811)
Balance, shares at Dec. 31, 2011		15,819,822
Issuance of shares upon exercise of employee stock options	1,115	74	1,041
Issuance of shares upon exercise of employee stock options, shares		278,200
Stock-based compensation	203		203
Stock-based compensation - granted by related party	19		19
Warrants Granted for CyberSeal founders
Foreign currency translation adjustments - the Company	1,621				1,621
Comprehensive income (loss):
Net income (loss)	4,094					4,094
Realized foreign currency translation adjustments	(421)			(421)
Foreign currency translation adjustments	684			684
Balance at Dec. 31, 2012	58,326	4,887	66,183	4,749	2,224	(19,717)
Balance, shares at Dec. 31, 2012		16,098,022
Issuance of shares upon exercise of employee stock options	189	14	175
Issuance of shares upon exercise of employee stock options, shares		49,500
Stock-based compensation	513		513
Warrants Granted for CyberSeal founders	1,500		1,500
Foreign currency translation adjustments - the Company	2,365				2,365
Issue of shares to non-controlling interests	51						51
Comprehensive income (loss):
Net income (loss)	(4,529)					(4,463)	(66)
Realized foreign currency translation adjustments
Foreign currency translation adjustments	(875)			(875)
Balance at Dec. 31, 2013	57,540	4,901	68,371	3,874	4,589	(24,180)	(15)
Balance, shares at Dec. 31, 2013	16,147,522	16,147,522
Issuance of shares upon exercise of employee stock options	464	34	430
Issuance of shares upon exercise of employee stock options, shares		121,500
Stock-based compensation	373		373
Warrants Granted for CyberSeal founders
Foreign currency translation adjustments - the Company	(3,957)				(3,957)
Issue of shares to non-controlling interests	50						50
Comprehensive income (loss):
Net income (loss)	3,320					3,410	(90)
Realized foreign currency translation adjustments
Foreign currency translation adjustments	(1,833)			(1,833)
Balance at Dec. 31, 2014	$ 55,957	$ 4,935	$ 69,174	$ 2,041	$ 632	$ (20,770)	$ (55)
Balance, shares at Dec. 31, 2014	16,269,022	16,269,022